Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 19,502	$ 19,317
Intangible assets	9,848	9,373
Investments accounted for using the equity method	653	626
Other financial assets	12	13
Other receivables	239	325
Retirement benefit assets	166	0
Derivative financial instruments	97	184
Deferred income tax assets	109	129
Total non-current assets	30,626	29,967
Current assets
Inventories	3,611	3,117
Trade and other receivables	4,569	4,086
Current income tax recoverable	42	36
Derivative financial instruments	39	17
Cash and cash equivalents	5,783	7,721
Total current assets	14,044	14,977
Total assets	44,670	44,944
Capital and reserves attributable to the Company's equity holders
Equity share capital	309	333
Preference share capital	1	1
Share premium account	0	7,493
Treasury Shares and own shares	(195)	(386)
Other reserves	445	444
Foreign currency translation reserve	(97)	206
Retained income	19,770	11,565
Capital and reserves attributable to the Company's equity holders	20,233	19,656
Non-controlling interests	681	692
Total equity	20,914	20,348
Non-current liabilities
Lease liabilities	1,374	1,339
Interest-bearing loans and borrowings	9,938	10,958
Derivative financial instruments	0	1
Deferred income tax liabilities	2,734	2,613
Other payables	717	711
Retirement benefit obligations	475	556
Provisions for liabilities	937	953
Total non-current liabilities	16,175	17,131
Current liabilities
Lease liabilities	297	296
Trade and other payables	5,692	4,792
Current income tax liabilities	550	619
Interest-bearing loans and borrowings	549	1,257
Derivative financial instruments	14	12
Provisions for liabilities	479	489
Total current liabilities	7,581	7,465
Total liabilities	23,756	24,596
Total equity and liabilities	$ 44,670	$ 44,944